Expense Example - LDR Real Estate Value-Opportunity Fund	Apr. 30, 2026 USD ($)
LDR Real Estate Value-Opportunity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 285
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,489
Expense Example, with Redemption, 10 Years	3,147
LDR Real Estate Value-Opportunity Fund Platform Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	361
Expense Example, with Redemption, 3 Years	1,097
Expense Example, with Redemption, 5 Years	1,855
Expense Example, with Redemption, 10 Years	3,845
LDR Real Estate Value-Opportunity Fund Z SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,464
Expense Example, with Redemption, 10 Years	$ 3,099